UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.
Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 96.54%
Consumer Discretionary - 11.40%
Dana Holding Corp.	4,200	$50,484	1.69%
Interpublic Group of Companies, Inc.	3,075	73,493	2.46%
News Corp.	6,150	73,554	2.46%
Omnicom Group, Inc.	1,025	85,413	2.86%
Staples, Inc.	6,550	57,640	1.93%
		340,584	11.40%
Energy - 9.86%
Apache Corp.	475	27,142	0.91%
Cenovus Energy, Inc. (b)	5,600	84,447	2.83%
FMC Technologies, Inc. (a)	2,100	57,183	1.91%
Murphy Oil Corp.	2,550	78,821	2.64%
Superior Energy Services, Inc.	2,725	46,979	1.57%
		294,572	9.86%
Financials - 39.44%
Allstate Corp.	1,375	92,826	3.11%
Apollo Global Management LLC - Class A	3,300	54,186	1.81%
Axis Capital Holdings, Ltd (b)	1,600	88,240	2.95%
Comerica, Inc.	2,275	107,153	3.59%
Franklin Resources, Inc.	1,869	69,807	2.34%
Invesco, Ltd (b)	2,350	73,790	2.47%
KeyCorp	7,025	90,061	3.01%
KKR & Co., LP	5,975	80,722	2.70%
Regions Financial Corp.	11,850	116,486	3.90%
Torchmark Corp.	1,387	85,481	2.86%
Validus Holdings, Ltd (b)	1,275	62,080	2.08%
Voya Financial, Inc.	3,650	119,938	4.00%
Webster Financial Corp.	1,550	60,698	2.03%
Willis Towers Watson PLC (b)	604	77,324	2.59%
		1,178,792	39.44%
Industrials - 14.93%
AECOM Technology Corp. (a)	2,939	94,371	3.16%
Dover Corp.	1,625	108,469	3.63%
KBR, Inc.	6,100	88,755	2.97%
Parker Hannifin Corp.	525	60,291	2.02%
Terex Corp.	4,450	94,251	3.15%
		446,137	14.93%
Information Technology - 17.85%
Avnet, Inc.	1,875	76,931	2.57%
Flextronics International, Ltd (a)(b)	7,475	93,064	3.11%
Genpact, Ltd. (a)(b)	2,425	68,361	2.29%
Hewlett Packard Enterprise Co.	5,475	101,123	3.39%
HP, Inc.	4,100	54,858	1.84%
ON Semiconductor Corp. (a)	7,325	71,565	2.39%
Seagate Technology PLC (b)	3,000	67,680	2.26%
		533,582	17.85%
Utilities - 3.06%
Edison International	1,275	91,328	3.06%
Total Common Stocks (Cost $2,869,682)		2,884,995	96.54%

REITS - 3.16%
Lamar Advertising Co. - Class A	1,450	94,323	3.16%
Total REITS (Cost $77,687)		94,323	3.16%

				% of
		Quantity	Value	Net Assets
SHORT-TERM INVESTMENTS - 2.10%
Money Market Fund - 2.10%
Short Term Treasury Investment - Institutional Class, 0.24% (c)		62,766	$62,766	2.10%
Total Short-Term Investments (Cost $62,766)			62,766	2.10%

Total Investments (Cost $3,010,135) - 101.80%			3,042,084	101.80%
Liabilities in Excess of Other Assets - (1.80)%			(53,707)	(1.80)%
TOTAL NET ASSETS - 100.00%			$2,988,377	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 90.57%
Brazil - 6.76%
Cia de Saneamento Basico do Estrado de San Paulo	42,000	$295,334	2.37%
Petroleo Brasileiro S.A. (a)	23,600	52,965	0.43%
Randon SA Implementos e Participacoes (a)	130,650	113,889	0.91%
Randon SA Implementos e Participacoes (a)	20,416	17,684	0.14%
Telefonica Brasil S.A.	27,350	315,072	2.53%
Usinas Siderurgicas de Minas Gerais S.A. (a)	105,000	47,363	0.38%
		842,307	6.76%
China - 19.92%
Baoxin Auto Group, Ltd.	167,500	106,267	0.85%
China Agri-Industries Holdings, Ltd. (a)	729,000	243,915	1.96%
China Construction Bank Corp.	471,000	303,665	2.44%
China Dongxiang Group Co.	634,000	107,696	0.86%
China Mobile, Ltd.	37,000	421,864	3.39%
China Power International Development, Ltd.	658,000	277,739	2.23%
China Shenhua Energy Co., Ltd.	157,500	250,111	2.01%
China Shineway Pharmaceutical Group, Ltd.	92,000	97,911	0.79%
China Zhengtong Auto Services Holdings, Ltd.	193,000	70,288	0.56%
Dah Chong Hong Holdings, Ltd.	153,000	67,928	0.54%
Dongfeng Motor Group Co., Ltd.	222,000	247,405	1.99%
Kingboard Laminates Holdings, Ltd.	158,500	83,628	0.67%
Lenovo Group, Ltd.	330,000	202,567	1.63%
		2,480,984	19.92%
Hong Kong - 2.67%
Pacific Basin Shipping, Ltd. (a)	1,183,000	144,626	1.16%
Stella International Holdings, Ltd.	40,500	99,546	0.80%
Texwinca Holdings, Ltd.	90,000	87,675	0.71%
		331,847	2.67%
Hungary - 3.84%
Magyar Telekom Telecommunications PLC	112,400	180,270	1.45%
OTP Bank PLC	12,303	297,330	2.39%
		477,600	3.84%
Malaysia - 2.70%
Genting Malaysia Berhad	315,300	336,758	2.70%

Poland - 1.79%
Cyfrowy Polsat S.A. (a)	39,250	222,943	1.79%

Republic of Korea - 17.71%
Dongbu Insurance Co., Ltd.	3,910	239,167	1.92%
Hana Financial Group, Inc.	11,140	241,625	1.94%
Hyundai Heavy Industries Co., Inc. (a)	3,600	330,760	2.66%
KB Financial Group, Inc.	6,410	183,404	1.47%
LG Electronics, Inc.	4,375	205,939	1.65%
POSCO	2,225	388,320	3.12%
Samsung Electronics Co., Ltd.	406	440,134	3.54%
Samsung Electronics Co., Ltd. - GDR	83	45,318	0.36%
Shinhan Financial Group Co., Ltd.	3,490	115,816	0.93%
Shinhan Financial Group Co., Ltd. - ADR	450	14,985	0.12%
		2,205,468	17.71%
Russian Federation - 8.63%
Gazprom PAO - ADR	40,650	177,722	1.42%
Lukoil PJSC - ADR	8,950	342,338	2.75%
MMC Norilsk Nickel PJSC - ADR	12,975	182,947	1.47%
Rosneft Oil Co. - GDR	76,900	372,042	2.99%
		1,075,049	8.63%

			% of
	Quantity	Value	Net Assets
Singapore - 1.52%
Wilmar International, Ltd.	78,700	$189,735	1.52%

South Africa - 3.82%
Aveng, Ltd. (a)	107,425	26,931	0.22%
Reunert, Ltd.	57,500	241,067	1.94%
Sasol	6,825	207,144	1.66%
		475,142	3.82%
Taiwan - 7.93%
Compal Electronics, Inc.	387,000	227,839	1.83%
Hon Hai Precision Industry Co., Ltd.	120,150	295,102	2.37%
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	436,688	3.51%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	27,810	0.22%
		987,439	7.93%
Thailand - 2.45%
Bangkok Bank Public Co. Ltd.	9,900	45,863	0.37%
Bangkok Bank Public Co., Ltd. - NVDR	56,700	259,495	2.08%
		305,358	2.45%
Turkey - 2.14%
Akbank T.A.S.	98,550	266,063	2.14%

United Arab Emirates - 1.95%
Union National Bank PJSC	259,900	242,699	1.95%

United Kingdom - 3.13%
Antofagasta PLC	40,325	250,556	2.01%
Standard Chartered PLC	18,100	138,757	1.12%
		389,313	3.13%
United States - 3.61%
Cognizant Technology Solutions Corp. (a)	2,550	156,672	1.26%
Flextronics International, Ltd. (a)	14,450	179,902	1.44%
Genpact, Ltd. (a)	4,025	113,465	0.91%
		450,039	3.61%
Total Common Stocks (Cost $13,279,769)		11,278,744	90.57%
PARTICIPATORY NOTES - 8.09% (b)
India - 8.09%
Bank of Baroda	46,650	99,220	0.80%
Hindalco Industries Ltd.	201,175	315,366	2.53%
National Hydroelectric Power Corp., Ltd.	535,523	185,846	1.49%
NTPC Ltd.	122,898	262,032	2.10%
Punjab National Bank	35,150	41,359	0.33%
State Bank of India	34,125	104,169	0.84%
Total Participatory Notes (Cost $1,266,440)		1,007,992	8.09%

RIGHTS - 0.43%
Hong Kong - 0.43%
Pacific Basin Shipping, Ltd.	1,183,000	53,283	0.43%
Total Rights (Cost $118,823)		53,283	0.43%

SHORT-TERM INVESTMENTS - 1.06%
Money Market Fund - 1.06%
Short Term Treasury Investment - Institutional Class, 0.24% (c)	132,030	132,030	1.06%
Total Short-Term Investments (Cost $132,030)		132,030	1.06%

Total Investments (Cost $14,797,062) - 100.15%		12,472,049	100.15%
Liabilities in Excess of Other Assets - (0.15)%		(18,176)	(0.15)%
TOTAL NET ASSETS - 100.00%		$12,453,873	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets.
In addition to normal risks associated with direct
investments, P-notes are also subject to counterparty risk.
The performance results of P-notes will not exactly replicate the performance of the underlying securities due to
transaction costs and other expenes.
(c)	Rate shown is the 7-day yield as of May 31, 2016.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2016 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$1,552,445	12.47%
Consumer Staples	433,649	3.48%
Energy	1,402,322	11.26%
Financials	2,348,869	18.86%
Health Care	97,911	0.79%
Industrials	874,957	7.02%
Information Technology	2,209,126	17.74%
Materials	869,187	6.98%
Telecommunication Services	917,205	7.37%
Utilities	573,073	4.60%
Total Common Stocks	11,278,744	90.57%

PARTICIPATORY NOTES
Financials	244,748	1.96%
Materials	315,366	2.53%
Utilities	447,878	3.60%
Total Participatory Notes	1,007,992	8.09%

RIGHTS
Industrials	53,283	0.43%
Total Rights	53,283	0.43%
Short-Term Investments	132,030	1.06%
Total Investments	12,472,049	100.15%
Liabilities in Excess of Other Assets	(18,176)	(0.15)%
Total Net Assets	$12,453,873	100.00%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 105.30%
Consumer Discretionary - 12.54%
Bed Bath & Beyond, Inc. (a)	341	$15,260	0.34%
Coach, Inc. (d)	550	21,681	0.48%
Ford Motor Co. (d)	4,460	60,165	1.34%
The Gap, Inc.	741	13,331	0.30%
Interpublic Group of Companies, Inc. (d)	5,042	120,503	2.68%
Macys, Inc.	1,493	49,583	1.11%
News Corp. - Class A (d)	3,222	38,535	0.86%
Omnicom Group, Inc. (d)	1,096	91,329	2.04%
Ralph Lauren Corp.	260	24,526	0.55%
Staples, Inc. (d)	6,497	57,174	1.28%
Urban Outfitters, Inc. (a)	2,454	70,013	1.56%
		562,100	12.54%
Consumer Staples - 2.92%
Seaboard Corp. (a)	8	24,160	0.54%
Wal-Mart Stores, Inc. (d)	1,505	106,524	2.38%
		130,684	2.92%
Energy - 10.93%
BP PLC - ADR (d)	1,334	41,888	0.93%
Cenovus Energy, Inc. (b)	1,993	30,054	0.67%
ConocoPhillips	1,262	55,263	1.23%
ExxonMobil Corp. (d)	1,325	117,951	2.63%
Halliburton Co.	1,776	74,912	1.67%
Murphy Oil Corp.	2,566	79,315	1.77%
Royal Dutch Shell PLC - ADR (d)	995	48,248	1.08%
Superior Energy Services, Inc. (d)	2,462	42,445	0.95%
		490,076	10.93%
Financials - 28.93%
Allstate Corp.	707	47,730	1.06%
American International Group, Inc. (d)	1,403	81,206	1.81%
Arthur J. Gallagher & Co.	507	24,503	0.55%
Axis Capital Holdings Ltd. (b)(d)	2,062	113,718	2.53%
Bank of America Corp. (d)	6,922	102,376	2.28%
Citigroup, Inc. (d)	2,277	106,040	2.37%
Endurance Specialty Holdings, Ltd. (b)	1,232	83,677	1.87%
Franklin Resources, Inc. (d)	2,362	88,221	1.97%
Goldman Sachs Group, Inc. (d)	508	81,016	1.81%
JPMorgan Chase & Co. (d)	1,489	97,187	2.17%
Metlife, Inc. (d)	1,339	60,991	1.36%
Morgan Stanley (d)	2,791	76,390	1.70%
PNC Financial Services Group, Inc. (d)	340	30,512	0.68%
Realogy Holdings Corp. (a)	636	20,861	0.47%
Regions Financial Corp.	3,386	33,284	0.74%
Renaissancere Holdings, Ltd (b)	190	21,947	0.49%
State Street Corp. (d)	726	45,782	1.02%
Torchmark Corp. (d)	955	58,857	1.31%
UBS Group AG (b)(d)	1,947	29,964	0.67%
Voya Financial, Inc. (d)	2,108	69,269	1.55%
Willis Towers Watson PLC (b)	181	23,172	0.52%
		1,296,703	28.93%

			% of
	Quantity	Value	Net Assets
Health Care - 14.90%
Abbott Laboratories (d)	3,212	$127,292	2.83%
Baxter International, Inc. (d)	1,930	83,299	1.86%
Biogen, Inc. (a)(d)	304	88,078	1.97%
Express Scripts Holding Co. (a)	891	67,315	1.50%
Gilead Sciences, Inc. (d)	806	70,170	1.57%
Laboratory Corporation of America Holdings (a)	559	71,524	1.60%
McKesson Corp. (d)	448	82,047	1.83%
Patterson Companies, Inc. (d)	1,598	77,998	1.74%
		667,723	14.90%
Industrials - 10.85%
AECOM Technology Corp. (a)(d)	2,139	68,683	1.53%
Cummins, Inc. (d)	302	34,570	0.77%
Dover Corp. (d)	1,079	72,024	1.61%
MSC Industrial Direct Co.	1,093	81,921	1.83%
Parker Hannifin Corp. (d)	597	68,559	1.53%
Stanley Black & Decker, Inc. (d)	612	69,266	1.55%
Terex Corp. (d)	3,351	70,974	1.58%
United Continental Holdings, Inc. (a)	449	20,245	0.45%
		486,242	10.85%
Information Technology - 24.23%
Avnet, Inc. (d)	2,833	116,238	2.59%
CA, Inc.	735	23,755	0.53%
Cisco Systems, Inc. (d)	1,946	56,531	1.26%
Cognizant Technology Solutions Corp. (a)	778	47,800	1.07%
F5 Networks, Inc. (a)	680	74,936	1.67%
Genpact, Ltd. (a)(b)(d)	3,114	87,784	1.96%
Hewlett Packard Enterprise Co. (d)	3,964	73,215	1.63%
HP, Inc. (d)	2,757	36,889	0.82%
Intel Corp. (d)	1,759	55,567	1.24%
International Business Machines Corp. (d)	137	21,062	0.47%
Jabil Circuit, Inc. (d)	1,008	19,233	0.43%
Microsoft Corp. (d)	1,586	84,058	1.88%
ON Semiconductor Corp. (a)(d)	7,506	73,334	1.64%
Oracle Corp. (d)	2,340	94,068	2.10%
QUALCOMM, Inc.	1,246	68,430	1.53%
Seagate Technology PLC (b)(d)	3,977	89,721	2.00%
Synopsys, Inc. (a)	1,224	63,244	1.41%
		1,085,865	24.23%
Total Common Stocks (Cost $4,796,336)		4,719,393	105.30%

REITS - 6.64%
Financials - 6.64%
Hospitality Properties Trust (d)	1,982	50,739	1.13%
Lamar Advertising Co. - Class A (d)	2,872	186,824	4.17%
Senior Housing Properties Trust	3,215	60,056	1.34%
Total REITS (Cost $293,535)		297,619	6.64%

SHORT-TERM INVESTMENTS - 0.65%
Money Market Fund - 0.65%
Short Term Treasury Investment - Institutional Class, 0.24% (c)	29,308	29,308	0.65%
Total Short-Term Investments (Cost $29,308)		29,308	0.65%

Total Investments (Cost $5,119,179) - 112.59%		5,046,320	112.59%
Liabilities in Excess of Other Assets - (12.59)%		(564,163)	(12.59)%
TOTAL NET ASSETS - 100.00%		$4,482,157	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of May 31, 2016.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 53.32%
Consumer Discretionary - 7.96%
Columbia Sportswear Co.	612	$32,540	0.73%
Goodyear Tire & Rubber Co.	1,098	30,711	0.69%
Hanesbrands, Inc.	1,080	29,236	0.65%
Liberty Global PLC - Class A (a)(b)	904	33,764	0.75%
Lions Gate Entertainment Corp. (b)	1,551	34,587	0.77%
Lowe's Companies, Inc.	434	34,776	0.78%
MGM Resorts International (a)	1,470	33,589	0.75%
Netflix, Inc. (a)	329	33,746	0.75%
Skechers U.S.A., Inc. Class A (a)	750	23,378	0.52%
Tractor Supply Co.	353	33,923	0.76%
Under Armour, Inc. - Class A (a)	504	19,016	0.42%
Under Armour, Inc. Class C (a)	506	17,695	0.39%
		356,961	7.96%
Consumer Staples - 1.47%
Edgewell Personal Care Co. (a)	376	29,866	0.67%
WhiteWave Foods Co. (a)	807	36,032	0.80%
		65,898	1.47%
Energy - 7.67%
Cabot Oil & Gas Corp.	1,546	37,058	0.83%
Cheniere Energy, Inc. (a)	890	28,596	0.64%
Cimarex Energy Co.	306	35,582	0.79%
Core Laboratories N.V. (b)	289	35,041	0.78%
Devon Energy Corp.	941	33,961	0.76%
EQT Corp.	484	35,453	0.79%
Newfield Exploration Co. (a)	905	36,897	0.82%
Occidental Petroleum Corp.	428	32,288	0.72%
Range Resources Corp.	804	34,242	0.77%
Spectra Energy Corp.	1,085	34,568	0.77%
		343,686	7.67%
Financials - 2.16%
Charles Schwab Corp.	1,257	38,439	0.86%
Markel Corp. (a)	25	23,825	0.53%
SLM Corp. (a)	5,057	34,742	0.77%
		97,006	2.16%
Health Care - 9.35%
ABIOMED, Inc. (a)	335	33,269	0.74%
ACADIA Pharmaceuticals, Inc. (a)	1,035	36,670	0.82%
Agios Pharmaceuticals, Inc. (a)	418	23,387	0.52%
Alnylam Pharmaceuticals, Inc. (a)	476	34,139	0.76%
BioMarin Pharmaceutical, Inc. (a)	247	22,143	0.49%
Bluebird Bio, Inc. (a)	453	20,498	0.46%
DexCom, Inc. (a)	512	33,019	0.74%
Illumina, Inc. (a)	131	18,973	0.42%
Incyte Corp. (a)	425	35,874	0.80%
Intercept Pharmaceuticals, Inc. (a)	160	23,737	0.53%
Ionis Pharmaceuticals, Inc. (a)	540	12,253	0.27%
Neurocrine Biosciences, Inc. (a)	481	23,882	0.53%
Puma Biotechnology, Inc. (a)	871	32,915	0.74%
Seattle Genetics, Inc. (a)	970	39,217	0.88%
Vertex Pharmaceuticals, Inc. (a)	313	29,156	0.65%
		419,132	9.35%

			% of
	Quantity	Value	Net Assets
Industrials - 3.69%
HD Supply Holdings, Inc. (a)	979	$34,559	0.77%
Hexcel Corp.	694	30,307	0.67%
Macquarie Infrastructure Corp.	494	35,375	0.79%
United Parcel Service, Inc.	299	30,824	0.69%
Watsco, Inc.	257	34,497	0.77%
		165,562	3.69%
Information Technology - 16.07%
Arista Networks, Inc. (a)	493	36,132	0.81%
Cavium, Inc. (a)	582	28,954	0.65%
CDK Global, Inc.	681	37,659	0.84%
Cognex Corp.	873	37,600	0.84%
CoreLogic, Inc. (a)	914	34,065	0.76%
CoStar Group, Inc. (a)	167	34,500	0.77%
Cypress Semiconductor Corp.	3,448	36,652	0.82%
EchoStar Corp. (a)	847	33,914	0.76%
FEI Co.	382	41,046	0.91%
Fortinet, Inc. (a)	889	30,413	0.68%
Guidewire Software, Inc. (a)	412	24,184	0.54%
LinkedIn Corp. (a)	175	23,887	0.53%
Manhattan Associates, Inc. (a)	518	34,152	0.76%
Mobileye N.V. (a)(b)	961	36,489	0.81%
Palo Alto Networks, Inc. (a)	144	18,786	0.42%
Pandora Media, Inc. (a)	2,607	30,737	0.68%
Qlik Technologies, Inc. (a)	1,098	31,513	0.70%
Salesforce.com, Inc. (a)	456	38,172	0.85%
ServiceNow, Inc. (a)	468	33,523	0.75%
Tableau Software, Inc. (a)	687	35,339	0.79%
Ultimate Software Group, Inc. (a)	135	27,605	0.62%
Workday, Inc. (a)	459	34,811	0.78%
		720,133	16.07%
Materials - 2.44%
Air Products & Chemicals, Inc.	245	34,947	0.78%
Monsanto Co.	349	39,252	0.88%
Sherwin-Williams Co.	120	34,931	0.78%
		109,130	2.44%
Telecommunication Services - 2.03%
Level 3 Communications, Inc. (a)	670	36,147	0.81%
SBA Communications Corp. (a)	216	21,470	0.48%
Zayo Group Hodlings, Inc. (a)	1,198	33,280	0.74%
		90,897	2.03%
Utilities - 0.48%
Dominion Resources, Inc.	298	21,531	0.48%
Total Common Stocks (Proceeds $2,316,509)		2,389,936	53.32%

REITS - 4.23%
Financials - 4.23%
Crown Castle International Corp.	366	33,236	0.74%
Essex Property Trust, Inc.	95	21,587	0.48%
Forest City Realty Trust, Inc. - Class A	1,022	23,312	0.52%
Macerich Co.	269	20,530	0.46%
SL Green Realty Corp.	342	34,665	0.78%
Taubman Centers, Inc.	282	19,337	0.43%
Vornado Realty Trust	386	36,871	0.82%
Total REITS (Proceeds $189,245)		189,538	4.23%

Total Securities Sold Short (Proceeds $2,505,754) - 57.55%		$2,579,474	57.55%

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 95.14%
Consumer Discretionary - 6.16%
Dana Holding Corp.	3,675	$44,174	2.20%
Rent-A-Center, Inc.	2,575	33,913	1.69%
Stoneridge, Inc. (a)	2,775	45,537	2.27%
		123,624	6.16%
Consumer Staples - 3.00%
Universal Corp.	1,100	60,170	3.00%

Energy - 3.51%
Key Energy Services, Inc. (a)	12,900	3,911	0.20%
Murphy Oil Corp.	1,425	44,047	2.19%
Superior Energy Services, Inc.	1,300	22,412	1.12%
		70,370	3.51%
Financials - 31.27%
American Equity Investment Life Holding Co.	4,125	66,866	3.33%
Argo Group International Holdings, Ltd. (b)	963	50,676	2.53%
Aspen Insurance Holdings, Ltd. (b)	1,050	50,243	2.51%
Associated Banc-Corp	3,800	71,021	3.54%
BBCN Bancorp, Inc.	3,700	60,162	3.00%
Endurance Specialty Holdings, Ltd. (b)	925	62,826	3.13%
First Midwest Bancorp, Inc.	2,675	50,023	2.49%
Genworth Financial, Inc. (a)	5,000	18,500	0.92%
Synovus Financial Corp.	1,900	61,123	3.05%
TCF Financial Corp.	2,925	42,032	2.10%
Webster Financial Corp.	1,600	62,656	3.12%
WSFS Financial Corp.	875	31,036	1.55%
		627,164	31.27%
Health Care - 4.43%
Owens & Minor, Inc.	800	29,832	1.49%
Triple-S Management Corp. - Class B (a)(b)	2,566	58,967	2.94%
		88,799	4.43%
Industrials - 32.36%
Actuant Corp. - Class A	2,600	70,954	3.55%
ARC Document Solutions, Inc. (a)	6,850	29,044	1.45%
Chart Industries, Inc. (a)	2,425	62,953	3.14%
Columbus McKinnon Corp.	2,400	35,952	1.79%
Cubic Corp.	1,400	57,120	2.85%
Essendant, Inc.	1,875	57,731	2.88%
General Cable Corp.	2,975	40,639	2.03%
Gibraltar Industries, Inc. (a)	1,800	53,784	2.68%
KBR, Inc.	2,700	39,285	1.96%
Masonite International Corp. (a)(b)	1,000	69,830	3.48%
Terex Corp.	2,500	52,950	2.64%
Tetra Tech, Inc.	1,600	48,960	2.44%
TriMas Corp. (a)	1,725	29,480	1.47%
		648,682	32.36%

Information Technology - 13.23%
Anixter International, Inc. (a)	975	58,695	2.92%
Diodes, Inc. (a)	2,625	50,558	2.52%
Insight Enterprises, Inc. (a)	2,115	57,401	2.86%
ON Semiconductor Corp. (a)	5,000	48,850	2.44%
ScanSource, Inc. (a)	1,300	49,894	2.49%
		265,398	13.23%

				% of
		Quantity	Value	Net Assets
Materials - 1.18%
Schnitzer Steel Industries, Inc. - Class A		1,475	$23,733	1.18%
Total Common Stocks (Cost $1,938,377)			1,907,940	95.14%

REITS - 0.96%
Financials - 0.96%
DiamondRock Hospitality Co.		2,150	19,221	0.96%
Total REITS (Cost $19,963)			19,221	0.96%

SHORT-TERM INVESTMENTS - 5.51%
Money Market Fund - 5.51%
Short Term Treasury Investment - Institutional Class, 0.24% (c)		110,566	110,566	5.51%
Total Short-Term Investments (Cost $110,566)			110,566	5.51%

Total Investments (Cost $2,068,906) - 101.61%			2,037,727	101.61%
Liabilities in Excess of Other Assets - (1.61)%			(32,382)	(1.61)%
TOTAL NET ASSETS - 100.00%			$2,005,345	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 - Summary of Fair Value Measurements at May 31, 2016 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund,
and the Pzena Small Cap Value Fund's (each a "Fund" and collectively, the "Funds) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2016:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$340,584	$-	$-	$340,584
Energy	294,572	-	-	294,572
Financials	1,178,792	-	-	1,178,792
Industrials	446,137	-	-	446,137
Information Technology	533,582	-	-	533,582
Utilities	91,328	-	-	91,328
Total Common Stock	2,884,995	-	-	2,884,995
REITs	94,323	-	-	94,323
Short-Term Investments	62,766	-	-	62,766
Total Investments in Securities	$3,042,084	$-	$-	$3,042,084

Pzena Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$842,307	$-	$-	$842,307
China	2,480,984	-	-	2,480,984
Hong Kong	331,847	-	-	331,847
Hungary	477,600	-	-	477,600
Malaysia	336,758	-	-	336,758
Poland	222,943	-	-	222,943
Republic of Korea	2,205,468	-	-	2,205,468
Russian Federation	1,075,049	-	-	1,075,049
Singapore	189,735	-	-	189,735
South Africa	475,142	-	-	475,142
Taiwan	987,439	-	-	987,439
Thailand	305,358	-	-	305,358
Turkey	266,063	-	-	266,063
United Arab Emirates	242,699	-	-	242,699
United Kingdom	389,313	-	-	389,313
United States	450,039	-	-	450,039
Total Common Stock	11,278,744	-	-	11,278,744
Participatory Notes
India	-	1,007,992	-	1,007,992
Total Participatory Notes	-	1,007,992	-	1,007,992
Rights
Hong Kong	53,283	-	-	53,283
Total Rights	53,283	-	-	53,283
Short-Term Investments	132,030	-	-	132,030
Total Investments in Securities	$11,464,057	$1,007,992	$-	$12,472,049

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$562,100	$-	$-	$562,100
Consumer Staples	130,684	-	-	130,684
Energy	490,076	-	-	490,076
Financials	1,296,703	-	-	1,296,703
Health Care	667,723	-	-	667,723
Industrials	486,242	-	-	486,242
Information Technology	1,085,865	-	-	1,085,865
Total Common Stock	4,719,393	-	-	4,719,393
REITs	297,619	-	-	297,619
Short-Term Investments	29,308	-	-	29,308
Total Investments in Securities	$5,046,320	$-	$-	$5,046,320

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$356,961	$-	$-	$356,961
Consumer Staples	65,898	-	-	65,898
Energy	343,686	-	-	343,686
Financials	97,006	-	-	97,006
Health Care	419,132	-	-	419,132
Industrials	165,562	-	-	165,562
Information Technology	720,133	-	-	720,133
Materials	109,130	-	-	109,130
Telecommunications Services	90,897	-	-	90,897
Utilities	21,531	-	-	21,531
Total Common Stock	2,389,936			2,389,936
REITs	189,538	-	-	189,538
Total Securities Sold Short	$2,579,474	$-	$-	$2,579,474

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$123,624	$-	$-	$123,624
Consumer Staples	60,170	-	-	60,170
Energy	70,370	-	-	70,370
Financials	627,164	-	-	627,164
Health Care	88,799	-	-	88,799
Industrials	648,682	-	-	648,682
Information Technology	265,398	-	-	265,398
Materials	23,733	-	-	23,733
Total Common Stock	1,907,940	-	-	1,907,940
REITs	19,221	-	-	19,221
Short-Term Investments	110,566	-	-	110,566
Total Investments in Securities	$2,037,727	$-	$-	$2,037,727

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at May 31, 2016. There were no level 3 securities held in the Fund during the period ended May 31, 2016.

Note 2 - Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Pzena Mid Cap Value Fund

Cost of investments	$3,010,135
Gross unrealized appreciation	292,179
Gross unrealized depreciation	(260,230)
Net unrealized appreciation	$31,949

Pzena Emerging Markets Value Fund

Cost of investments	$14,847,935
Gross unrealized appreciation	605,195
Gross unrealized depreciation	(2,981,081)
Net unrealized depreciation	$(2,375,886)

Pzena Long/Short Value Fund

Cost of investments	$5,193,774
Gross unrealized appreciation	319,412
Gross unrealized depreciation	(466,866)
Net unrealized depreciation	$(147,454)

Pzena Small Cap Value Fund

Cost of investments	$2,068,906
Gross unrealized appreciation	36,328
Gross unrealized depreciation	(67,507)
Net unrealized depreciation	$(31,179)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.
The Pzena Small Cap Value Fund commenced operations on April, 29, 2016 and has not completed a fiscal period. Please refer to the notes to financial statements section in the Fund's upcoming annual report for federal tax information.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date August 1, 2016

By (Signature and Title)* /s/ Cheryl L .King
                                             Cheryl L. King, Treasurer

Date August 1, 2016

* Print the name and title of each signing officer under his or her signature.